Income and expenses - Cost of sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales [Line Items]
Total	€ (110,996)	€ (103,255)	€ (87,278)
Total cost of sales [member]
Cost of sales [Line Items]
Purchase of goods and services	(53,747)	(51,597)	(38,691)
Amortization and depreciation	(11,298)	(11,174)	(11,296)
Payroll expenses	(46,678)	(42,718)	(38,499)
Work in Progress	727	2,234	1,208
Total	€ (110,996)	€ (103,255)	€ (87,278)